Revenue and Construction Contracts - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of revenue [line items]
Customers credit term	15 days
Top of range [member]
Disclosure of revenue [line items]
Customers credit term	90 days